FINANCIAL INSTRUMENTS - Derivative Instruments (Details) lb in Millions, $ in Millions				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 10, 2018 USD ($) lb	Mar. 31, 2016 USD ($)	Oct. 27, 2015 USD ($)	Jan. 31, 2018 USD ($)	Mar. 31, 2017 $ / shares	Jun. 30, 2019 lb $ / lb	Dec. 31, 2018 USD ($) lb $ / lb R$ / $	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / lb							2.79
Hedging instrument, liabilities							$ 5.9	$ 5.7
Fair value, contracts							1.6	6.8
Fair value, other							$ (0.6)	(8.5)
Notional quantities (in lbs or oz) | lb	40.3						25.7
Shares exposed to share price volatility					80.00%		350.02%
Shares exposed to share price volatility (in CAD per share) | $ / shares					$ 3.5002
Currency contracts
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities							$ 5.9	5.7
Fair value, contracts							1.6	6.8
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Fair value, other							0.0	(8.5)
Receipts from contracts held for dealing or trading purposes	$ 125.0	$ 61.1	$ 170.4	$ 125.0
Commodity contracts | Zero-cost collar contracts
Disclosure of detailed information about financial instruments [line items]
Notional Amount							25.7
Fair value, contracts							2.0
DSU contracts | Other contracts
Disclosure of detailed information about financial instruments [line items]
Notional Amount							$ 3.0
Cash flow hedge | Currency contracts | Forward Contract, One
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $							3.15
Notional Amount							$ 180.0
Hedging instrument, liabilities							$ (5.9)
Cash flow hedge | Currency contracts | Forward Contract, Two
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $							3.75
Notional Amount							$ 348.0
Fair value, contracts							$ 1.1
Cash flow hedge | Currency contracts | Forward Contract, Three
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $							3.75
Notional Amount							$ 135.0
Fair value, contracts							$ 0.5
Cash flow hedge | Currency contracts | Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, percentage | R$ / $							0.63
Sale of put options | Zero-cost collar contracts | Currency contracts | Forward Contract, One
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $							3.47
Sale of put options | Zero-cost collar contracts | Currency contracts | Forward Contract, Two
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $							4.74
Sale of put options | Zero-cost collar contracts | Currency contracts | Forward Contract, Three
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $							4.87
Forecast
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / lb						3.26
Notional quantities (in lbs or oz) | lb						16.3
Percentage of copper production						28.00%
DSU contracts | Other contracts
Disclosure of detailed information about financial instruments [line items]
Fair value, other							$ (0.6)	$ 0.0